Convertible Preferred Stock (Details) - EQRx, INC. [Member] - USD ($)	1 Months Ended					6 Months Ended	12 Months Ended
	Jan. 28, 2021	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jan. 10, 2020	Dec. 31, 2019
Convertible Preferred Stock (Details) [Line Items]
Issuance shares						98,654,203	61,794,537
Additional shares	26,133,332					107,994,846
Aggregate proceeds (in Dollars)	$ 71,700,000
Outstanding percentage						55.00%
Purchase price (in Dollars per share)						$ 2.7419
Purchase agreement, description						the Series B Initial Closing, the Company may sell, in one or more additional closings, 191,473,066 additional shares of Series B to one or more purchasers who are existing stockholders of the Company or are mutually acceptable to the Company and its board of directors, provided that (a) such subsequent closings are consummated prior to March 31, 2021, (b) each such additional purchaser becomes a party to the transaction agreements, and (c) the Company may not sell and issue more than 191,473,066 shares in aggregate in all closings under the Series B Purchase Agreement (“Series B Additional Closings”). During the year ended December 31, 2020, the Company issued a total of 181,261,150 shares of Series B for aggregate proceeds of $497.0 million in the Series B Initial Closing and through Series B Additional Closings.
Conversion of stock ,description						a. the closing of the sale of shares of common stock to the public pursuant to an effective registration statement resulting in $60.0 million in net proceeds at a price of at least $5.4838 per share, orb. the vote or written consent of at least 55% of the then outstanding Convertible Preferred Stock holders.
Price per share (in Dollars per share)						$ 2.7419
Voting percentage						55.00%
Minimum [Member]
Convertible Preferred Stock (Details) [Line Items]
Issuance shares	191,473,066
Maximum [Member]
Convertible Preferred Stock (Details) [Line Items]
Issuance shares	207,885,043
Series A Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized (in Dollars)						$ 469,955,057
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated						262,070,014
Rise up, value (in Dollars)								$ 218,000,000.0
Issuance shares								234,257,469
Sale value per unit (in Dollars per share)								$ 0.9306
Sale of stock		126,262,623	126,262,623	126,262,623	126,262,623
Gross proceeds (in Dollars)		$ 117,500,000	$ 117,500,000	$ 117,500,000	$ 117,500,000
Excluding shares		27,812,545	27,812,545	27,812,545	27,812,545
Conversion price (in Dollars per share)							0.9306
Series B Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)						$ 0.0001	0.0001		$ 0.0001
Preferred stock, shares designated						207,885,043
Conversion price (in Dollars per share)							2.7419
Conversion price (in Dollars per share)							$ 2.7419
Series A Purchase Agreement [Member]
Convertible Preferred Stock (Details) [Line Items]
Additional shares						107,994,846
Aggregate proceeds (in Dollars)						$ 100,500,000